CONTRACT ASSETS AND LIABILITIES - Schedule of Contract with Customer, Contract Asset, Contract Liability, and Receivable (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Contract assets consisted of the following as of:
Deferred sales commissions	$ 323	$ 333	$ 364
Contract liabilities consisted of the following as of
Deferred revenue	263	291	450	$ 560
Retail revenue
Contract liabilities consisted of the following as of
Deferred revenue	263	277	332
Brand revenue
Contract liabilities consisted of the following as of
Deferred revenue	$ 0	$ 14	$ 118